Government assistance - Schedule of Company's Government Assistance, Including Tax Credits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Research and development expense [member]
Government assistance [line items]
Recorded against	$ 40.6	$ 40.5
Operating income [member]
Government assistance [line items]
Recorded against	4.7	4.2
Research and development expense and other elements of operating income [member]
Government assistance [line items]
Recorded against	45.3	44.7
Cost of property, plant and equipment [member]
Government assistance [line items]
Recorded against	9.8	14.1
Cost price of intangibles [member]
Government assistance [line items]
Recorded against	$ 0.0	$ 0.5